---------------------------------------------------

DIRECTORS                                   OFFICERS
Barton M. Biggs                             James W. Grisham
CHAIRMAN OF THE BOARD                       VICE PRESIDENT
  Chairman and Director, Morgan Stanley     Michael F. Klein
  Asset Management Inc. and Morgan Stanley  VICE PRESIDENT
  Asset Management Limited; Managing        Harold J. Schaaff,
  Director, Morgan Stanley & Co.            Jr.
  Incorporated; Director, Morgan Stanley    VICE PRESIDENT
  Group Inc.                                Joseph P. Stadler
Frederick B. Whittemore                     VICE PRESIDENT
 VICE-CHAIRMAN OF THE BOARD                 Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.   SECRETARY
  Incorporated                              Karl O. Hartmann
Warren J. Olsen                             ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                      James R. Rooney
  Principal, Morgan Stanley Asset           TREASURER
  Management Inc. and Morgan Stanley & Co.  Joanna M. Haigney
  Incorporated                              ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              HIGH YIELD PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of fixed income securities that offer a higher yield than that offered by debt securities in the three highest rating categories.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 10.16% for the Class A shares and 9.50% for the Class B shares, as compared to a total return of 7.65% for the CS First Boston High Yield Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on September 28, 1992 through September 30, 1996 was 14.44% and 12.55%, respectively, for the Class A shares as compared to 10.74% and 10.86%, respectively, for the Index. As of September 30, 1996, the Portfolio had an SEC 30-day yield of 9.69% for the Class A shares and 9.44% for the Class B shares.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                                 -----------------------------------
                                                           AVERAGE
                                                           ANNUAL
                                                ONE         SINCE
                                    YTD         YEAR      INCEPTION
                                 ----------  ----------  -----------
PORTFOLIO-CLASS A..............      10.16%      14.44%       12.55%
PORTFOLIO-CLASS B(3)...........       9.50      N/A          N/A
INDEX..........................       7.65       10.74        10.86

1. The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The High Yield bond market performed well for the quarter as the CS First Boston High Yield Index rose 3.75%. For the three month period ended September 30, 1996, the Portfolio had a total return of 5.44% for the Class A shares and 5.30% for the Class B shares. This occurred in the framework of a flat ten-year Treasury bond, three basis points lower over the quarter, but lower short rates as the three month rate dropped seventeen basis points to 5.03%. As a result, the spread to Treasuries narrowed and at the end of the quarter the Index had a spread of 383 basis points to Treasuries. The high yield market outperformed both the domestic stock and bond markets during the quarter.

The biggest factor affecting the Portfolio was its weighting in the cable television industry. This industry is viewed as one of the highest quality in the high yield market and suffered in the early part of the year in sympathy with the sharp rise in Treasury rates. Higher quality bonds follow movements in the Treasury market more closely than lower quality bonds. The Portfolio also benefitted from its exposure to the telecommunications sector. These bonds rallied in response to the announced merger of MFS and Worldcom. Our exposure to the emerging markets also helped performance as that market continued its torrid performance.

The high yield market has been quite good for some time and the spread to Treasuries is in the narrow end of the range. As a result, we are currently a bit cautious. We have been upgrading the quality of the Portfolio in this environment and find among our larger holdings such large corporations as Viacom, Time Warner and Revlon. We feel these investments are improving credits and offer good returns. In addition, we believe there is less risk that spreads widen to Treasury bonds in the better quality sector than in much of the rest of the market.

Robert Angevine
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
CORPORATE BONDS AND NOTES (73.4%)
  AUTOMOTIVE (0.2%)
$           350    Exide Corp., 2.90%, 12/15/05         $     213
                                                        ---------
  BANKING (1.8%)
            775    Bank United Corp., (Floating
                    Rate), 8.05%, 5/15/98                     773
            450    First Nationwide Escrow, 10.625%,
                    10/01/03                                  470
            535    First Nationwide Holdings, 9.125%,
                    1/15/03                                   526
                                                        ---------
                                                            1,769
                                                        ---------
  BROADCAST-RADIO & TELEVISION (16.4%)
            650    Cablevision Systems Corp., 9.25%,
                    11/01/05                                  626
          1,420    Cablevision Systems Corp., 9.875%,
                    5/15/06                                 1,424
            500    Comcast Cellular Corp., Series A,
                    Zero Coupon, 3/05/00                      351
          1,350    Comcast Cellular Corp., Series B,
                    Zero Coupon, 3/05/00                      948
          1,425    Comcast Corp., 9.375%, 5/15/05           1,453
          2,200    Lenfest Communications, 8.375%,
                    11/01/05                                2,079
            565    Lenfest Communications, 10.50%,
                    6/15/06                                   582
          2,400    Marcus Cable Co., (Step Bond),
                    0.00%, 12/15/05                         1,632
          3,100    MFS Communications Co., Inc.,
                    (Step Bond), 0.00%, 1/15/06             2,166
          1,750    Rogers Cablesystems Ltd., Series
                    B, 10.00%, 3/15/05                      1,776
          3,610    Viacom, Inc., 8.00%, 7/07/06             3,362
                                                        ---------
                                                           16,399
                                                        ---------
  COMPUTERS (1.2%)
          1,135    Advanced Micro Devices, Inc.,
                    11.00%, 8/01/03                         1,176
                                                        ---------
  CONSTRUCTION (1.9%)
          2,810    Echostar Satellite, (Step Bond),
                    0.00%, 3/15/04                          1,932
                                                        ---------
  DIVERSIFIED (1.1%)
          1,440    KMart Corp., 8.375%, 7/01/22             1,095
                                                        ---------
  ENERGY (3.3%)
          1,650    Cleveland Electric Illuminating
                    Co., 9.50%, 5/15/05                     1,702

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,000    Nuevo Energy Co., 9.50%, 4/15/06     $   1,023
            550    Flores & Rucks, Inc., 9.75%,
                    10/01/06                                  559
                                                        ---------
                                                            3,284
                                                        ---------
  ENTERTAINMENT & LEISURE (1.2%)
          1,400    Six Flags Theme Park, Inc., Series
                    A, 12.25%, 6/15/05                      1,239
                                                        ---------
  ENVIRONMENTAL CONTROLS (2.1%)
          1,950    Norcal Waste Systems, Inc.,
                    12.75%, 11/15/05                        2,108
                                                        ---------
  FINANCIAL SERVICES (3.1%)
            925    APP International Finance, Co.,
                    11.75%, 10/01/05                          962
          1,985    Home Holdings, Inc., 8.625%,
                    12/15/03                                  754
            400    Homeside, Inc., 11.25%, 5/15/03            434
            940    Reliance Group Holdings, Inc.,
                    9.00%, 11/15/00                           952
                                                        ---------
                                                            3,102
                                                        ---------
  FOOD SERVICE & LODGING (2.0%)
          1,475    Courtyard by Marriott, Series B,
                    10.75%, 2/01/08                         1,516
            435    La Quinta Inns, Inc., 9.25%,
                    5/15/03                                   448
                                                        ---------
                                                            1,964
                                                        ---------
  GAMING & LODGING (3.6%)
          2,090    Grand Casinos, Inc., 10.125%,
                    12/01/03                                2,051
            496    Louisiana Casino Cruises, 11.50%,
                    12/01/98                                  407
            375    Station Casinos, Inc., 9.625%,
                    6/01/03                                   368
            750    Trump Atlantic City, 11.25%,
                    5/01/06                                   739
                                                        ---------
                                                            3,565
                                                        ---------
  MACHINERY (1.2%)
          1,145    SD Warren Co., 12.00%, 12/15/04          1,235
                                                        ---------
  MATERIALS (1.9%)
          3,000    Brooks Fiber Properties, Inc.,
                    (Step Bond), 0.00%, 3/01/06             1,849
                                                        ---------
  METALS (3.6%)
          1,150    Algoma Steel Inc., (Yankee Bond),
                    12.375%, 7/15/05                        1,196
            525    Jet Equipment Trust, Series 95-D,
                    11.44%, 11/01/14                          596
          1,050    Jet Equipment Trust, Series C1,
                    11.79%, 6/15/13                         1,204

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
  METALS (CONTINUED)
$           650    Sheffield Steel Corp., 12.00%,
                    11/01/01                            $     601
                                                        ---------
                                                            3,597
                                                        ---------
  MULTI-INDUSTRY (1.8%)
            765    TLC Beatrice International
                    Holdings, 11.50%, 10/01/05                802
          1,000    Unisys Corp., 12.00%, 4/15/03            1,037
                                                        ---------
                                                            1,839
                                                        ---------
  PACKAGING & CONTAINER (6.7%)
          1,750    Gaylord Container Corp., 11.50%,
                    5/15/01                                 1,851
            425    Gaylord Container Corp., 12.75%,
                    5/15/05                                   465
          1,805    G-I Holdings, Inc., Zero Coupon,
                    10/01/98                                1,566
          1,710    Owens-Illinois, Inc., 11.00%,
                    12/01/03                                1,868
            925    Stone Container Corp., 11.50%,
                    8/15/06                                   950
                                                        ---------
                                                            6,700
                                                        ---------
  PUBLISHING (1.8%)
          1,365    Crown Paper Co., 11.00%, 9/01/05         1,362
            500    Marvel Parent Holdings, Zero
                    Coupon, 4/15/98                           389
                                                        ---------
                                                            1,751
                                                        ---------
  REAL ESTATE (1.2%)
          1,250    HMC Acquisition Properties, 9.00%,
                    12/15/07                                1,191
                                                        ---------
  RETAIL-GENERAL (6.4%)
          1,400    Host Marriott Travel Plaza, Series
                    B, 9.50%, 5/15/05                       1,403
          3,486    Revlon Worldwide, Series B, Zero
                    Coupon, 3/15/98                         3,072
          2,345    Southland Corp., 5.00%, 12/15/03         1,867
                                                        ---------
                                                            6,342
                                                        ---------
  TELECOMMUNICATIONS (7.3%)
          3,000    Dial Call Communications, (Step
                    Bond), 0.00%, 4/15/04                   2,077
            850    Net Sat Servicos LTDA, 12.75%,
                    8/05/04                                   901
          2,125    Nextel Communications, Inc., (Step
                    Bond), 0.00%, 8/15/04                   1,371
          1,825    Occidente y Caribe, (Step Bond),
                    0.00%, 3/15/04                            963
            380    Paging Network, 10.125%, 8/01/07           393
            475    Philippines Long Distance
                    Telephone, 9.25%, 6/30/06                 488
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,700    Telewest plc, (Step Bond), 0.00%,
                    10/01/07                            $   1,092
                                                        ---------
                                                            7,285
                                                        ---------
  TEXTILES & APPAREL (0.6%)
            525    Collins & Aikman Products, 11.50%,
                    4/15/06                                   554
                                                        ---------
  TRANSPORTATION (0.1%)
            124    America West Airlines, 6.00%,
                    3/31/97                                   117
                                                        ---------
  UTILITIES (2.9%)
          1,400    First PV Funding Corp., (Lease
                    Obligation Bond), Series 1986B,
                    10.15%, 1/15/16                         1,490
            198    Midland Cogeneration Ventures,
                    Series C-91, 10.33%, 7/23/02              208
            465    Midland Cogeneration Ventures,
                    Series C-94, 10.33%, 7/23/02              489
            650    Midland Funding II, Series A,
                    11.75%, 7/23/05                           689
                                                        ---------
                                                            2,876
                                                        ---------
TOTAL CORPORATE BONDS AND NOTES (Cost $72,244)             73,182
                                                        ---------
ASSET BACKED SECURITIES (5.2%)
  AEROSPACE & DEFENSE (2.0%)
          1,950    Aircraft Lease Portfolio
                    Securitization Ltd., Series
                    1996-1 P1, Class D, 12.75%,
                    6/15/06                                 2,009
                                                        ---------
  BANKING (0.3%)
            348    PNC Mortgage Securities Corp.,
                    Series 1995-2, Class B4, REMIC,
                    7.50%, 9/25/25                            267
                                                        ---------
  FINANCIAL SERVICES (2.9%)
            952    DR Securitized Lease Trust, Series
                    1993-K1, Class A1, 6.66%, 8/15/10         714
          1,335    DR Securitized Lease Trust, Series
                    1994-K1, Class A1, 7.60%, 8/15/07       1,115
            311    GE Capital Mortgage Services,
                    Inc., Series 1995-12, Class B3,
                    REMIC, 7.91%, 8/25/25                     238
            348    Prudential Home Mortgage
                    Securities, Inc., Series 1996-4,
                    Class B3, REMIC 6.50%, 4/25/26            265
            875    Prudential Home Mortgage
                    Securities, Inc., Series 1996-4,
                    Class B1, REMIC 7.963%, 4/15/25           588
                                                        ---------
                                                            2,920
                                                        ---------
TOTAL ASSET BACKED SECURITIES (Cost $5,196)                 5,196
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FOREIGN GOVERNMENT BONDS (5.9%)
  BONDS (5.9%)
$         1,550    Federative Republic of Brazil, Par
                    bond, Series Z-L, 5.00%, 4/15/24    $     924
            325    Federative Republic of Brazil,
                    Series L, 4.50%, 4/15/09                  225
          1,485    Republic of Argentina, Series L,
                    "Euro", (Floating Rate), 6.313%,
                    3/31/05                                 1,245
          1,250    Republic of Argentina, Series L,
                    "Euro", (Floating Rate), (Step
                    Bond), 5.25%, 3/31/23                     731
          1,250    Republic of Venezuela Front Loaded
                    Interest Reduction Bond, Series
                    A, (Step Bond), 6.625%, 3/31/07         1,055
          2,475    United Mexican States, Series B,
                    6.25%, 12/31/19                         1,711
                                                        ---------
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,283)                5,891
                                                        ---------
    SHARES
---------------
COMMON STOCKS (0.1%)
  FINANCIAL SERVICES (0.0%)
          1,268    WestFed Holdings, Inc., Class B             --
                                                        ---------
  FOOD SERVICE & LODGING (0.1%)
          1,300    Motels of America, Inc.                     97
                                                        ---------
TOTAL COMMON STOCKS (Cost $85)                                 97
                                                        ---------
PREFERRED STOCKS (3.2%)
  ENTERTAINMENT & LEISURE (3.2%)
          3,052    Time Warner, Inc., Series K              3,205
                                                        ---------
  FINANCIAL SERVICES (0.0%)
              3    WestFed Holdings, Inc., Series A            --
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $3,112)                        3,205
                                                        ---------
CONVERTIBLE PREFERRED STOCKS (0.9%)
  TELECOMMUNICATIONS (0.9%)
         10,025    TCI Pacific Communications, 5.00%,
                    7/31/06 (Cost $906)                       935
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  BROADCAST-RADIO & TELEVISION (0.0%)
         35,000    Spectra Vision, Inc., expiring
                    10/08/97 (Cost $133)                       --
                                                        ---------
    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------
WARRANTS (0.2%)
  AEROSPACE & DEFENSE (0.0%)
            500    Sabreliner Corp., expiring 4/15/03   $      --
                                                        ---------
  ELECTRICAL EQUIPMENT (0.2%)
         28,000    Protection One Alarm, Inc.,
                    expiring 4/03/03                          224
                                                        ---------
  GAMING & LODGING (0.0%)
          2,700    Casino Magic Corp., expiring
                    10/14/96                                   --
          1,725    Louisiana Casino Cruises, expiring
                    12/01/98                                    5
                                                        ---------
                                                                5
                                                        ---------
  INSURANCE (0.0%)
            500    Horace Mann Educators Corp.,
                    expiring 4/03/99                            7
                                                        ---------
  METALS (0.0%)
          8,250    Sheffield Steel Corp., expiring
                    11/01/01                                   25
                                                        ---------
  PACKAGING & CONTAINER (0.0%)
          1,000    Crown Packaging Holdings, expiring
                    11/01/03                                    2
                                                        ---------
  TELECOMMUNICATIONS (0.0%)
          3,000    Nextel Communications, Inc.,
                    expiring 4/25/99                           --
                                                        ---------
TOTAL WARRANTS (Cost $186)                                    263
                                                        ---------
    NO. OF
     UNITS
---------------
 UNITS (1.4%)
  GAMING & LODGING (0.5%)
      2,207,906    Maritime Group, Series A, 13.50%,
                    2/15/97                                   487
                                                        ---------
  METALS (0.9%)
      1,000,000    Sheffield Steel Corp. (1st
                    Mortgage Bond + 5 Common Stock
                    Warrants), 12.00%, 11/01/01               930
                                                        ---------
TOTAL UNITS (Cost $3,432)                                   1,417
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENTS (8.5%)
  PROMISSORY NOTE (0.0%)
$             1    Capital Gaming International,
                    Inc., 10.125%                       $      --
                                                        ---------
  REPURCHASE AGREEMENT (8.5%)
          8,510    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $8,511,
                    collateralized by $6,260 U.S.
                    Treasury Bonds, 10.625%, due
                    8/15/15, valued at $8,615 (Cost
                    $8,510)                                 8,510
                                                        ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,510)                  8,510
                                                        ---------
TOTAL INVESTMENTS (98.8%) (Cost $99,087)                   98,696
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.2%)
  Other Assets                                             11,183
  Liabilities                                             (10,019)
                                                        ---------
                                                            1,164
                                                        ---------
NET ASSETS (100%)                                       $  99,860
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $  95,113
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,797,951 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $10.81
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                              $   4,747
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 440,250 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $10.78
                                                        ---------
                                                        ---------

----------------------------------

REMIC -- Real Estate Mortgage Investment Conduit.
Floating Rate Security -- The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 1996.
Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1996. Maturity date disclosed is the ultimate maturity date.